Related Parties - Summary of Subsidiaries and Other Related Parties (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LA'7 Participaes e Empreend. Imob. Ltda. [member]
Summary of related parties [line items]
Number of drugstores under rental contracts	15	15